Expense Example - Winton Managed Futures Trend Fund	Oct. 26, 2026 USD ($)
Winton Managed Futures Trend Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 734
Expense Example, with Redemption, 3 Years	1,334
Expense Example, with Redemption, 5 Years	1,958
Expense Example, with Redemption, 10 Years	3,629
Winton Managed Futures Trend Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	718
Expense Example, with Redemption, 5 Years	1,319
Expense Example, with Redemption, 10 Years	$ 2,946